Derivative Financial Instruments - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	£ 561	£ 425
Liabilities	929	314
Cash flow hedges
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	202	188
Liabilities	192	70
Cash flow hedges | Within one year
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	72	78
Liabilities	134	33
Cash flow hedges | Beyond five years
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	0	107
Liabilities	£ 0	£ 0